Note 32 - Subsequent Events (Details Textual) - Ordinary shares [member] - $ / shares	Jul. 06, 2023	Jun. 30, 2023	Jul. 29, 2022	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Par value per share (in dollars per share)		$ 0.012	$ 0.012	$ 0.012	$ 0.012
Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Par value per share (in dollars per share)	$ 0.012	$ 0.012